Significant Accounting Policies - Components of Revenues (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Momo Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 11,335,094	¥ 12,541,205	¥ 12,631,119
Momo Inc [Member] | Live Video Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	5,966,323	7,475,809	8,638,810
Momo Inc [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	5,183,302	4,845,744	3,742,637
Momo Inc [Member] | Mobile Marketing [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	124,956	159,010	198,197
Momo Inc [Member] | Mobile Games [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	55,732	47,712	39,564
Momo Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	4,781	12,930	11,911
Tantan Limited [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	1,367,853	2,029,184	2,368,314
Tantan Limited [Member] | Live Video Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	544,137	903,136	998,769
Tantan Limited [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	823,716	1,126,048	1,369,545
Qool Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	1,225	5,330	24,755
Qool Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 1,225	¥ 5,330	¥ 24,755